Condensed Consolidating Financial Information Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Condensed Financial Statements [Table Text Block]
For periods prior to 2012, Eaton Corporation is presented as the parent company.
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME YEAR ENDED DECEMBER 31, 2012

	Eaton Corporation plc	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$—	$6,680	$2,849	$10,346	$(3,564)	$16,311

Cost of products sold	—	5,115	2,193	7,708	(3,568)	11,448
Selling and administrative expense	—	1,307	335	1,252	—	2,894
Research and development expense	—	230	108	101	—	439
Interest expense (income) - net	—	229	8	(29)	—	208
Other expense - net	—	10	48	13	—	71
Equity in (earnings) loss of subsidiaries, net of tax	(1,219)	(732)	(1,337)	(611)	3,899	—
Intercompany expense (income) - net	2	(237)	42	193	—	—
Income before income taxes	1,217	758	1,452	1,719	(3,895)	1,251
Income tax expense	—	24	—	6	1	31
Net income	1,217	734	1,452	1,713	(3,896)	1,220
Less net income for noncontrolling interests	—	—	—	(3)	—	(3)
Net income attributable to Eaton ordinary shareholders	$1,217	$734	$1,452	$1,710	$(3,896)	$1,217

Other comprehensive income (loss)	$—	$290	$(1,976)	$(1,621)	$3,307	$—
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	$1,217	$1,024	$(524)	$89	$(589)	$1,217
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME YEAR ENDED DECEMBER 31, 2011

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$6,294	$2,642	$10,520	$(3,407)	$16,049

Cost of products sold	4,865	1,975	7,822	(3,401)	11,261
Selling and administrative expense	1,201	295	1,242	—	2,738
Research and development expense	207	112	98	—	417
Interest expense (income) - net	144	8	(34)	—	118
Other income - net	(18)	(2)	(18)	—	(38)
Equity in (earnings) loss of subsidiaries, net of tax	(1,271)	(61)	—	1,332	—
Intercompany (income) expense - net	(224)	(13)	237	—	—
Income before income taxes	1,390	328	1,173	(1,338)	1,553
Income tax expense	40	89	74	(2)	201
Net income	1,350	239	1,099	(1,336)	1,352
Less net income for noncontrolling interests	—	—	(1)	(1)	(2)
Net income attributable to Eaton ordinary shareholders	$1,350	$239	$1,098	$(1,337)	$1,350

Other comprehensive loss	$(616)	$(64)	$(302)	$366	$(616)
Total comprehensive income attributable to Eaton ordinary shareholders	$734	$175	$796	$(971)	$734
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME YEAR ENDED DECEMBER 31, 2010

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$5,294	$2,279	$8,872	$(2,730)	$13,715

Cost of products sold	3,916	1,726	6,714	(2,723)	9,633
Selling and administrative expense	1,143	254	1,089	—	2,486
Research and development expense	203	104	118	—	425
Interest expense (income) - net	148	9	(21)	—	136
Other (income) expense - net	(10)	1	8	—	(1)
Equity in (earnings) loss of subsidiaries, net of tax	(876)	(40)	—	916	—
Intercompany (income) expense - net	(175)	(12)	187	—	—
Income before income taxes	945	237	777	(923)	1,036
Income tax expense	16	68	18	(3)	99
Net income	929	169	759	(920)	937
Less net income for noncontrolling interests	—	—	(5)	(3)	(8)
Net income attributable to Eaton ordinary shareholders	$929	$169	$754	$(923)	$929

Other comprehensive loss	$(140)	$(26)	$(119)	$145	$(140)
Total comprehensive income attributable to Eaton ordinary shareholders	$789	$143	$635	$(778)	$789

CONDENSED CONSOLIDATING BALANCE SHEETS DECEMBER 31, 2012

	Eaton Corporation plc	Eaton Corporation		Subsidiary Guarantors		Other subsidiaries		Consolidating adjustments	Total
Assets
Current assets
Cash	$7	$54		$14		$502		$—	$577
Short-term investments	—	25		38		464		—	527
Accounts receivable - net	—	624		413		2,473		—	3,510
Intercompany accounts receivable	38	365		4,693		5,643		(10,739)	—
Inventory	—	341		563		1,474		(39)	2,339
Prepaid expenses and other current assets	—	391		198		273		9	871
Total current assets	45	1,800		5,919		10,829		(10,769)	7,824

Property, plant and equipment - net	—	934		793		2,096		—	3,823

Other noncurrent assets			—		—		—
Goodwill	—	1,382		9,381		3,448		—	14,211
Other intangible assets	—	231		4,104		3,133		—	7,468
Deferred income taxes	—	941		94		219		—	1,254
Investment in subsidiaries	20,662	7,678		14,428		6,365		(49,133)	—
Intercompany loans receivable	—	7,650		13,262		14,125		(35,037)	—
Other assets	—	460		90		1,154		—	1,704
Total assets	$20,707	$21,076		$48,071		$41,369		$(94,939)	$36,284

Liabilities and shareholders’ equity
Current liabilities
Short-term debt	$—	$753		$—		$4		$—	$757
Current portion of long-term debt	—	303		8		3		—	314
Accounts payable	—	424		343		1,112		—	1,879
Intercompany accounts payable	2	2,794		4,855		3,088		(10,739)	—
Accrued compensation	—	129		76		258		—	463
Other current liabilities	—	523		424		1,114		(4)	2,057
Total current liabilities	2	4,926		5,706		5,579		(10,743)	5,470

Noncurrent liabilities
Long-term debt	—	8,397		1,331		34		—	9,762
Pension liabilities	—	895		255		854		—	2,004
Other postretirement benefits liabilities	—	454		189		97		—	740
Deferred income taxes	—	—		1,546		795		—	2,341
Intercompany loans payable	5,592	1,401		14,857		13,187		(35,037)	—
Other noncurrent liabilities	—	440		86		286		—	812
Total noncurrent liabilities	5,592	11,587		18,264		15,253		(35,037)	15,659

Shareholders’ equity
Eaton shareholders' equity	15,113	4,563		24,101		20,505		(49,169)	15,113
Noncontrolling interests	—	—		—		32		10	42
Total equity	15,113	4,563		24,101		20,537		(49,159)	15,155
Total liabilities and equity	$20,707	$21,076		$48,071		$41,369		$(94,939)	$36,284
CONDENSED CONSOLIDATING BALANCE SHEETS DECEMBER 31, 2011

	Eaton Corporation		Subsidiary Guarantors		Other subsidiaries		Consolidating adjustments	Total
Assets
Current assets
Cash	$120		$3		$262		$—	$385
Short-term investments	200		—		499		—	699
Accounts receivable - net	669		219		1,556		—	2,444
Intercompany accounts receivable	308		1,707		763		(2,778)	—
Inventory	350		227		1,164		(40)	1,701
Prepaid expenses and other current assets	315		64		204		14	597
Total current assets	1,962		2,220		4,448		(2,804)	5,826

Property, plant and equipment - net	750		285		1,567		—	2,602

Other noncurrent assets		—		—		—
Goodwill	1,387		1,067		3,083		—	5,537
Other intangible assets	247		452		1,493		—	2,192
Deferred income taxes	922		57		155		—	1,134
Investment in subsidiaries	10,135		1,200		—		(11,335)	—
Intercompany loans receivable	1,162		119		1,081		(2,362)	—
Other assets	284		66		232		—	582
Total assets	$16,849		$5,466		$12,059		$(16,501)	$17,873

Liabilities and shareholders’ equity
Current liabilities
Short-term debt	$85		$—		$1		$—	$86
Current portion of long-term debt	307		13		1		—	321
Accounts payable	513		120		858		—	1,491
Intercompany accounts payable	1,729		449		600		(2,778)	—
Accrued compensation	174		51		195		—	420
Other current liabilities	498		94		727		—	1,319
Total current liabilities	3,306		727		2,382		(2,778)	3,637

Noncurrent liabilities
Long-term debt	3,218		125		23		—	3,366
Pension liabilities	948		216		629		—	1,793
Other postretirement benefits liabilities	433		157		52		—	642
Deferred income taxes	—		—		442		—	442
Intercompany loans payable	1,185		1,044		133		(2,362)	—
Other noncurrent liabilities	290		52		159		—	501
Total noncurrent liabilities	6,074		1,594		1,438		(2,362)	6,744

Shareholders’ equity
Eaton shareholders' equity	7,469		3,145		8,220		(11,365)	7,469
Noncontrolling interests	—		—		19		4	23
Total equity	7,469		3,145		8,239		(11,361)	7,492
Total liabilities and equity	$16,849		$5,466		$12,059		$(16,501)	$17,873

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS DECEMBER 31, 2012

	Eaton Corporation plc	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net cash (used in) provided by operating activities	$(35)	$1,012	$217	$487	$(17)	$1,664

Investing activities
Capital expenditures for property, plant and equipment	—	(291)	(73)	(229)	—	(593)
Cash paid for acquisitions of businesses, net of cash acquired	(6,542)	—	11	(405)	—	(6,936)
Sales of short-term investments - net	—	175	210	218	—	603
Loans to affiliates	—	(6,693)	—	(8,054)	14,747	—
Repayments of loans from affiliates	—	268	—	8,175	(8,443)	—
Other - net	—	(26)	2	(22)	—	(46)
Net cash (used in) provided by investing activities	(6,542)	(6,567)	150	(317)	6,304	(6,972)

Financing activities
Proceeds from borrowings	—	7,156	—	—	—	7,156
Payments on borrowings	—	(1,306)	(16)	(2)	—	(1,324)
Payments of financing costs	—	(117)	—	—	—	(117)
Proceeds from borrowings from affiliates	5	8,054	6,425	263	(14,747)	—
Payments on borrowings from affiliates	(5)	(8,175)	—	(263)	8,443	—
Other intercompany financing activities	—	273	(340)	67	—	—
Cash dividends paid	—	(512)	—	—	—	(512)
Cash dividends paid to affiliates	—	—	—	(17)	17	—
Exercise of employee stock options	—	95	—	—	—	95
Issuance (repurchase) of shares	6,584	—	(6,425)	—	—	159
Excess tax benefit from equity-based compensation	—	21	—	—	—	21
Other - net	—	—	—	2	—	2
Net cash provided by (used in) financing activities	6,584	5,489	(356)	50	(6,287)	5,480

Effect of currency on cash	—	—	—	20	—	20
Total increase (decrease) in cash	7	(66)	11	240	—	192
Cash at the beginning of the period	—	120	3	262	—	385
Cash at the end of the period	$7	$54	$14	$502	$—	$577
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS DECEMBER 31, 2011

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net cash provided by operating activities	$613	$171	$1,017	$(553)	$1,248

Investing activities
Capital expenditures for property, plant and equipment	(249)	(39)	(280)	—	(568)
Cash paid for acquisitions of businesses, net of cash acquired	(24)	(2)	(299)	—	(325)
Sales of short-term investments - net	27	—	76	—	103
Loans to affiliates	(149)	—	(5,855)	6,004	—
Repayments of loans from affiliates	100	—	5,650	(5,750)	—
Other - net	(23)	5	8	—	(10)
Net cash used in investing activities	(318)	(36)	(700)	254	(800)

Financing activities
Proceeds from borrowings	379	(1)	3	—	381
Payments on borrowings	(70)	—	(8)	—	(78)
Payments of financing costs	(3)	—	—	—	(3)
Proceeds from borrowings from affiliates	5,855	—	149	(6,004)	—
Payments on borrowings from affiliates	(5,650)	—	(100)	5,750	—
Other intercompany financing activities	(42)	(105)	147	—	—
Cash dividends paid	(462)	—	—	—	(462)
Cash dividends paid to affiliates	—	(32)	(521)	553	—
Exercise of employee stock options	71	—	—	—	71
Repurchase of shares	(343)	—	—	—	(343)
Excess tax benefit from equity-based compensation	57	—	—	—	57
Other - net	—	—	(4)	—	(4)
Net cash used in financing activities	(208)	(138)	(334)	299	(381)

Effect of currency on cash	—	—	(15)	—	(15)
Total increase (decrease) in cash	87	(3)	(32)	—	52
Cash at the beginning of the period	33	6	294	—	333
Cash at the end of the period	$120	$3	$262	$—	$385
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS DECEMBER 31, 2010

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net cash provided by operating activities	$442	$112	$997	$(269)	$1,282

Investing activities
Capital expenditures for property, plant and equipment	(173)	(30)	(191)	—	(394)
Cash paid for acquisitions of businesses, net of cash acquired	(187)	(14)	(21)	—	(222)
Purchases of short-term investments - net	(192)	—	(200)	—	(392)
Loans to affiliates	(447)	—	(3,410)	3,857	—
Repayments of loans from affiliates	896	—	3,022	(3,918)	—
Other - net	(23)	(4)	23	—	(4)
Net cash used in investing activities	(126)	(48)	(777)	(61)	(1,012)

Financing activities
Proceeds from borrowings	51	—	4	—	55
Payments on borrowings	(74)	(1)	(27)	—	(102)
Payments of financing costs	—	—	—	—	—
Proceeds from borrowings from affiliates	3,410	58	389	(3,857)	—
Payments on borrowings from affiliates	(3,022)	(48)	(848)	3,918	—
Other intercompany financing activities	(479)	(68)	547	—	—
Cash dividends paid	(363)	—	—	—	(363)
Cash dividends paid to affiliates	—	—	(269)	269	—
Exercise of employee stock options	157	—	—	—	157
Other - net	—	—	(8)	—	(8)
Net cash used in financing activities	(320)	(59)	(212)	330	(261)

Effect of currency on cash	—	—	(16)	—	(16)
Total (decrease) increase in cash	(4)	5	(8)	—	(7)
Cash at the beginning of the period	37	1	302	—	340
Cash at the end of the period	$33	$6	$294	$—	$333